Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of net revenue
	Year Ended December 31,
	2020	2019
Disk systems	$2,347	$3,086
Service	2,501	2,493
Total	$4,848	$5,579

Schedule of net revenue by geographic area
	Year Ended December 31,
	2020	2019
Americas	$4,844	$5,023
APAC	—	356
EMEA	4	200
Total	$4,848	$5,579